Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

NOTE F - DERIVATIVE LIABILITY

The derivative liability at March 31, 2018 and December 31, 2017 consisted of:

	March 31, 2018	December 31, 2017
Convertible Promissory Note dated May 25, 2017 payable to EMET Capital Partners, LLC Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	$58,168	$65,868
Warrants issued to EMET in connection with the above Convertible Promissory Note dated May 25, 2017. Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	95,260	96,580
Convertible Promissory Note dated September 14, 2017 payable to EMET Capital Partners, LLC Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	16,929	18,381
Warrants issued to EMET in connection with the above Convertible Promissory Note dated September 14, 2017. Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	24,288	24,574
Convertible Promissory Note dated January 9, 2018 payable to EMET Capital Partners, LLC Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	27,296	-
Allonge dated March 28, 2018 to the Convertible Promissory Note dated September 14, 2017 Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	14,898	-
Warrants issued to EMET in connection with the above Allonge dated March 28, 2018 to the Convertible Promissory Note dated September 14, 2017. Please see NOTE D – NOTES PAYABLE TO THIRD PARTIES for further information	22,303	-
Total derivative liability	$259,142	$205,403

The Convertible Promissory Notes (the “Notes”) and the warrants contain obligations to reduce the conversion price of the Notes and the exercise price of the Warrants in the event that the Company sells, grants or issues any non-excluded shares, options, warrants or any convertible instrument at a price below the conversion price of the Notes and the exercise price of the Warrants (“ratchet-down” provisions). The Notes also contain a variable conversion feature based on the future trading price of the Company’s common stock. Therefore, the number of shares of common stock issuable upon conversion of the Notes and exercise of the Warrants is indeterminate.

The fair value of the derivative liability was measured at the respective issuance dates and at March 31, 2018 using the Black Scholes option pricing model. Assumptions used for the calculation of the derivative liability of the Notes at March 31, 2018 were (1) stock price of $0.25 per share, (2) conversion price of $0.125 per share, (3) terms ranging from 2 months to 1 year, (4) expected volatility of 161%, and (5) risk free interest rates ranging from 1.68% to 2.01%. Assumptions used for the calculation of the derivative liability of the warrants at March 31, 2018 were (1) stock price of $0.25 per share, (2) exercise price of $0.50 per share, (3) terms ranging from 50 months to 5 years, (4) expected volatility of 161%, and (5) risk free interest rates ranging from 2.42% to 2.56%.

NOTE G - DERIVATIVE LIABILITY

The derivative liability at December 31, 2017 consisted of:

	December 31, 2017	December 31, 2016
Convertible Promissory Note dated May 25, 2017 payable to EMET Capital Partners, LLC Please see NOTE E – NOTES PAYABLE TO THIRD PARTIES for further information	$65,868	$-
Warrants issued to EMET in connection with the above Convertible Promissory Note. Please see NOTE E – NOTES PAYABLE TO THIRD PARTIES for further information	96,580	-
Convertible Promissory Note dated September 14, 2017 payable to EMET Capital Partners, LLC Please see NOTE E – NOTES PAYABLE TO THIRD PARTIES for further information	18,381	-
Warrants issued to EMET in connection with the above Convertible Promissory Note. Please see NOTE E – NOTES PAYABLE TO THIRD PARTIES for further information	24,574	-
Total derivative liability	$205,403	$-

The Convertible Promissory Notes (the “Note”) and the warrants contain obligations to reduce the conversion price of the Note and the exercise price of the Warrants in the event that the Company sells, grants or issues any non-excluded shares, options, warrants or any convertible instrument at a price below the conversion price of the Note and the exercise price of the Warrants (“ratchet-down” provisions). The Notes also contain a variable conversion feature based on the future trading price of the Company’s common stock. Therefore, the number of shares of common stock issuable upon conversion of the Notes and exercise of the Warrants is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion and exercise features as a derivative liability at the respective issuance dates (total of $222,585 for the year ended December 31, 2017) and charged a total of $62,500 to debt discounts and a total of $160,085 to other expense. The $17,182 decrease in the fair value of the derivative liability from the respective issuance dates of the notes and warrants to the December 31, 2017 measurement date has been credited to other expense.

The fair value of the derivative liability was measured at the respective issuance dates and at December 31, 2017 using the Black Scholes option pricing model. Assumptions used for the calculation of the derivative liability of the Notes at December 31, 2017 were (1) stock price of $0.25 per share, (2) exercise price of $0.125 per share, (3) terms ranging from 5 months to 9 months, (4) expected volatility of 161%, and (5) risk free interest rates ranging from 1.39% to 1.65%. Assumptions used for the calculation of the derivative liability of the warrants at December 31, 2017 were (1) stock price of $0.25 per share, (2) exercise price of $0.50 per share, (3) terms ranging from 53 months to 57 months, (4) expected volatility of 161%, and (5) risk free interest rates ranging from 2.11% to 2.13%.